Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Current assets
Cash at bank	$ 427,273	$ 304,601
Cash on deposit (cash equivalents)	0	100,000
Total cash and cash equivalents	$ 427,273	$ 404,601	$ 90,307	$ 68,894